RESTRUCTURING COSTS - Restructuring expenses by business segment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESTRUCTURING COSTS
Restructuring Charges	$ 71.7	$ 4.0	$ 73.0	$ 9.4	$ 20.7	$ 46.2	$ 41.6
Americas
RESTRUCTURING COSTS
Restructuring Charges					5.3	13.7	11.7
Asia Pacific
RESTRUCTURING COSTS
Restructuring Charges					3.9	8.3	13.6
Europe, Middle East & Africa
RESTRUCTURING COSTS
Restructuring Charges					11.1	19.0	15.5
Corporate
RESTRUCTURING COSTS
Restructuring Charges					$ 0.4	$ 5.2	$ 0.8